Key management personnel compensation (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Short-term employee benefits	$ 581,480
Bonus	50,000
Non-monetary benefits	27,394
Salary	4,225,383
Two directors [member]
IfrsStatementLineItems [Line Items]
Salary	$ 1